Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred Tax Asset	$ 1,809,017	$ 1,499,644	$ 181,186
Valuation Allowance	(1,809,017)	(1,499,644)	(181,186)
Net Deferred Tax Asset